BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Disclosure of impact of correction of errors
Statement of Comprehensive Income

For the year ended December 31, 2022	Impact of correction of the error
(In millions of U.S. dollars)	VEON Ltd. Dutch Statutory Financial Statements as previously reported	Adjustment	VEON Ltd. Form 20-F Consolidated Financial Statements as restated

Profit / (loss) for the period	(9)	—	(9)

Items that may be reclassified to profit or loss
Foreign currency translation	(480)	—	(480)
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation	(266)	824	558

Items that will not to be reclassified to profit or loss
Other	27	—	27
Other comprehensive income / (loss) for the period, net of tax	(719)	824	105

Total comprehensive income / (loss) for the period, net of tax	(728)	824	96

Attributable to:
The owners of the parent	(14)	—	(14)
Non-controlling interests	(714)	824	110
	(728)	824	96
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	234	—	234
Discontinued operations	(962)	824	(138)
	(728)	824	96